Segment Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 27,025,728	$ 20,633,188
Cost of revenue	21,891,512	16,660,387
Gross profit	5,134,216	3,972,801
Interest expenses	106,978	137,594
Capital expenditure	21,879	5,086
Segment assets	136,227,771		$ 134,527,058
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	21,891,512	16,660,387
Gross profit	5,134,216	3,972,801
Interest expenses	106,978	137,594
Depreciation & amortization	204,719	470,349
Capital expenditure	21,879	5,086
Segment assets	136,227,771	120,485,733
Segment profit	1,872,244	(6,752,212)
Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	21,221,909	16,546,125
Gross profit	5,068,444	3,901,313
Interest expenses	106,978	137,594
Depreciation & amortization	125,705	140,507
Capital expenditure	13,951	0
Segment assets	87,936,955	108,333,237
Segment profit	2,754,183	199,180
EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	665,540	114,262
Gross profit	13,524	71,488
Depreciation & amortization	79,014	329,842
Capital expenditure	7,928	5,086
Segment assets	4,680,964	12,152,496
Segment profit	(916,312)	(6,951,392)
Commercial Factor
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	4,063	0
Gross profit	52,248	0
Interest expenses		0
Depreciation & amortization	0	0
Capital expenditure	0	0
Segment assets	43,609,852	0
Segment profit	34,373	0
External Customers [Member] | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27,025,728	20,633,188
External Customers [Member] | Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	26,290,353	20,447,438
External Customers [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	679,064	185,750
External Customers [Member] | Commercial Factor
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	56,311	0
Intersegment [Member] | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(722,763)	(375,539)
Intersegment [Member] | Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ (722,763)	(375,539)
Intersegment [Member] | Commercial Factor
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 0